Financial Instruments and Risk Management (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial Instruments And Risk Management
Average foreign exchange rate	10
Net foreign exchange loss	$ 12,998	$ 30,435
Maximum credit exposure	$ 5,062,412	$ 5,263,886